Related party transactions, Transactions Between Group and Related Parties on Commercial Terms Agreed by Parties (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Purchase of services from related parties [Abstract]
Support service fees to related parties	[1]	$ (7,553)	$ (6,313)
Rental expenses to a related party	[1]	(926)	(893)
Rendering of services to related parties [Abstract]
Management fee income from related parties	[1]	28	4
Other transactions with related parties [Abstract]
Service fee paid on behalf of/settled on behalf by related parties	[1],[2]	(76,283)	(75,268)
Transactions with joint ventures [Abstract]
Support service fees to a joint venture		(546)	0
Management fee expense to a joint venture		(1,074)	0
Management fee income from joint ventures	[2]	5,180	1,045
Interest income from loans to joint ventures	[2]	2,944	3,799
Other transactions with joint ventures [Abstract]
Service fee paid on behalf of/settled on behalf by joint ventures	[2]	(7,204)	(10,029)
Pool Arrangements [Abstract]
Revenue distributed to a joint venture		$ 61,484	$ 77,107

[1]	Related parties refer to subsidiaries of holding companies that have significant influence in the Group.
[2]	Revisions were made to prior year comparatives as the Group did not disclose related parties transactions in relation to service fee paid on behalf of/settle on behalf by related parties of US$75,268,000, management fee income from joint ventures of US$1,045,000, interest income from loans to joint ventures of US$3,799,000 and service fee paid on behalf of/settled on behalf by joint ventures of US$10,029,000 in the financial statements for the year ended 31 December 2024. These revisions are determined to be immaterial by the Group.